INVESTMENT IN EQUITY METHOD INVESTEES (Details)	12 Months Ended											12 Months Ended		1 Months Ended			12 Months Ended									1 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended					12 Months Ended		1 Months Ended				12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Elyn Corporation ("Elyn") / Playgame Sdn. Bhd ("Playgame") USD ($)	Dec. 31, 2013 Elyn Corporation ("Elyn") / Playgame Sdn. Bhd ("Playgame") USD ($)	Dec. 31, 2012 Elyn Corporation ("Elyn") / Playgame Sdn. Bhd ("Playgame") USD ($)	Dec. 31, 2014 Joy Children, legal entity USD ($)	Dec. 31, 2013 Joy Children, legal entity USD ($)	Dec. 31, 2012 Joy Children, legal entity USD ($)	Nov. 30, 2011 Taiwan Taomee, related party Elyn Corporation, legal entity	Nov. 30, 2011 Taiwan Taomee, related party Joy Children, legal entity	Dec. 31, 2013 Taiwan Taomee, related party Playgame, legal entity USD ($)	Sep. 30, 2013 Taiwan Taomee, related party Playgame, legal entity	Feb. 28, 2011 Elyn USD ($)	Dec. 31, 2009 Elyn USD ($) item	Aug. 12, 2011 Elyn	Dec. 31, 2014 Joy Children USD ($)	Dec. 31, 2013 Joy Children USD ($)	Dec. 31, 2012 Joy Children USD ($)	Nov. 30, 2011 Joy Children	Dec. 31, 2014 Taiwan Taomee	Dec. 31, 2013 Taiwan Taomee	Jul. 31, 2012 Taiwan Taomee	Nov. 30, 2011 Taiwan Taomee	Aug. 12, 2011 Taiwan Taomee	Nov. 30, 2011 Taiwan Taomee Joy Children, legal entity USD ($)	May 31, 2012 Ruigao	Oct. 31, 2010 Ruigao item	Jul. 31, 2012 Ruigao Shanghai Taomee USD ($)	Oct. 31, 2010 Ruigao Shanghai Taomee USD ($) item	Mar. 31, 2011 Ruigao Shanghai Taomee USD ($)	Dec. 31, 2012 Ruigao Shanghai Taomee USD ($)	May 31, 2012 Ruigao Shanghai Taomee	Jun. 30, 2014 Chuangyou USD ($)	Dec. 31, 2013 Chuangyou USD ($)	Dec. 31, 2013 Chuangyou CNY	Mar. 31, 2012 Chuangyou item	Dec. 31, 2014 Chuangyou USD ($)	Dec. 31, 2013 Chuangyou USD ($)	Dec. 31, 2012 Chuangyou USD ($)	Mar. 31, 2012 Chuangyou Shanghai Taomee USD ($)	Mar. 31, 2012 Chuangyou Shanghai Taomee CNY	Jan. 31, 2013 Chuangyou Shanghai Taomee	Dec. 31, 2014 Elyn / Playgame USD ($)	Dec. 31, 2013 Elyn / Playgame USD ($)	Dec. 31, 2012 Elyn / Playgame USD ($)	Mar. 31, 2013 Taoyue item	Dec. 31, 2014 Taoyue USD ($)	Dec. 31, 2013 Taoyue USD ($)	Jan. 31, 2014 Taoyue Shanghai Taomee USD ($)	Jan. 31, 2014 Taoyue Shanghai Taomee CNY	Mar. 31, 2013 Taoyue Shanghai Taomee USD ($)	Mar. 31, 2013 Taoyue Shanghai Taomee CNY	Sep. 30, 2013 Jiangxi Haomi item	Dec. 31, 2014 Jiangxi Haomi USD ($)	Dec. 31, 2013 Jiangxi Haomi USD ($)	Sep. 30, 2013 Jiangxi Haomi Shanghai Taomee USD ($)	Sep. 30, 2013 Jiangxi Haomi Shanghai Taomee CNY	Dec. 31, 2014 Shanghai Weiju USD ($)	Dec. 31, 2014 Shanghai Weiju CNY	Dec. 31, 2014 Shanghai Weiju USD ($)	Dec. 31, 2014 Shanghai Weiju Shanghai Taomee USD ($)	Dec. 31, 2014 Shanghai Weiju Shanghai Taomee CNY	Jan. 31, 2014 Shanghai Weiju Shanghai Taomee USD ($)	Jan. 31, 2014 Shanghai Weiju Shanghai Taomee CNY	Dec. 31, 2014 Caviar Communications USD ($)	Nov. 30, 2014 Caviar Communications Shanghai Taomee USD ($) item	Nov. 30, 2014 Caviar Communications Shanghai Taomee CNY
Investment in equity method investees
Equity method investment	$ 7,783,857	$ 4,292,506															$ 694,502	$ 748,883																	$ 82,521			$ 16,320	$ 82,521					$ 906,158	$ 1,216,776				$ 173,452						$ 1,581,734	$ 2,070,874			$ 505,642		$ 505,642					$ 4,079,501
Ownership interest (as a percentage)														29.50%	40.00%	28.80%				28.77%	26.20%	26.20%	27.10%	27.60%	28.80%					17.65%			15.61%		9.58%	9.58%			9.58%		6.00%	6.00%	19.16%									40.00%	40.00%				43.00%	43.00%				45.00%	45.00%	25.00%	25.00%		20.00%	20.00%
Ownership interest held through related party (as a percentage)															20.00%
Number of years for the exclusive right to operate virtual worlds transferred as consideration for the investment in the investee															3 years
Number of virtual worlds to operate under exclusive right transferred as consideration for the investment in the investee															3
Fair value of exclusive operating rights															1,666,680
Sale of equity interest indirectly held by related party (as a percent)														10.50%
Proceeds from sale of equity method investment																													1,041,124																						2,000,000
Gain from sale of equity method investment												287,790		3,662,098															323,982					41,826																156,530
Percentage of ownership interest in affiliate										72.09%	21.86%		67.87%
Cash dividend				337,659	424,483	6,318	63,728	156,755	616,802
Consideration paid in cash																										668,992				986,370	502,534										142,694	900,000										323,798	2,000,000				2,100,000	12,900,000	100,000	500,000		1,600,000	10,000,000	500,000	3,000,000		4,100,000	25,000,000
Percentage of ownership interest transferred to underwriters after initial public offering													3.00%
Profit or loss in equity method investment	(432,874)	207,766	1,139,650														9,347	96,869	191,381													152,953						(108,027)	(212,240)	(35,310)				27,041	500,388	506,644		5,627	(150,052)						489,140	(27,199)					(64,824)					0
Number of unrelated individuals that have entered into an equity investment agreement with the entity																												2																			5							2
Number of installments payments made to acquire ownership interest																														2
Ownership percentage acquired by third party investor																											7.50%
Percentage of newly issued equity interest agreed to be subscribed in future through call option																																									13.16%	13.16%
Amount of newly issued equity interest agreed to be subscribed in future through call option																																									555,476	3,500,000
Number of investors of equity method investee that are director and principal shareholders in entity																																					1
Cash consideration on issuance of new shares																																			400,000	2,500,000
Impairment loss	$ 1,400,000	$ 370,407	$ 0																																				$ 370,407
Number of unrelated parties in the joint venture																																																																			2	2